Other Gains (Losses) (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Other Gains (Losses)

		Year ended March 31	Nine months ended March 31
	Note	2024	2023
		$	$
Unrealized gain (loss) on derivative assets		2,540	(15,797)
Unrealized gain on derivative liability	18(c)	9,158	27,663
Gain (loss) on disposal of assets held for sale and property, plant and equipment	10, 11(a)	1,158	(914)
Gain on contingent consideration	28	9,760	5,238
Contract termination fee	25(b)	—	(2,750)
Government grant income (expense)	5	12,547	—
Provisions		1,501	(4,145)
Realized loss on repurchase of convertible debt	15	(9,244)	(10,874)
Other gains		1,669	(3,363)
Total other gains (losses)		29,089	(4,942)